A sensitivity analysis of the derivative financial instruments for the different types of market risks (Details) $ in Millions	Jun. 30, 2021 USD ($) [1]
Derivatives [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (55)
Derivatives [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(109)
Derivatives Not Designated For Hedge Accounting [member] | Crude and oil products price changes [member] | Futures contract [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(55)
Derivatives Not Designated For Hedge Accounting [member] | Crude and oil products price changes [member] | Futures contract [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (109)

[1]	At June 30, 2021, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 1% depreciation of the Real; Euro x U.S. Dollar: a 2.2% appreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.86% appreciation of the Pound Sterling; Real x Euro: a 9.4% appreciation of the Real; and Real x Pound Sterling - a 9.7% appreciation of the Real. Source: Focus and Thomson Reuters.